Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations

Note 9 – Concentrations

During the three months ended March 31, 2022, all revenues   were generated from two customers. At March 31, 2022, deferred costs and deferred revenues are attributable to one customer contract.

During the quarter ended March 31, 2021, substantially all revenues were generated from one customer pursuant to our contract with a governmental entity and amounted to approximately 84% of total revenues.

Note 9 – Concentrations

During the year ended December 31, 2021, approximately 56% of revenues were generated from two government entities. Both of these contracts were completed as December 31, 2021. The remainder of the revenues were derived from four customers. At December 31, 2021, deferred costs and deferred revenues are attributable to one customer contract.

During the year ended December 31, 2020, substantially all revenues were generated from one customer pursuant to our contract with a governmental entity and amounted to approximately 85% of total revenues.